Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Selling And Marketing Expenses Abstract
Marketing and advertising expenses	$ 327,208	$ 227,850	$ 645,915
Payroll and welfare expenses	67,831	92,579	103,488
Distribution and transportation expenses	16,176	18,594	96,954
Others	22,351	48,429	78,181
Total selling and marketing expenses	$ 433,566	$ 387,452	$ 924,538